Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.	Discontinued Operations

In December 2015, the Company committed to a plan to sell 100% of their equity stake in Tangshan Yian to an unrelated third-party biological technology company, for a total consideration of $1,872 (RMB 13 million). As of December 31, 2015, the Company received $776 (RMB 5.03 million) and the closing of the sale was subject to the fulfillment of several conditions. For disposal transactions that occur on or after January 1, 2015, a component of the Company is reported in discontinued operations after meeting the criteria for held-for-sale classification if the disposition represents a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The Company analyzed the quantitative and qualitative factors relevant to Tangshan Yian disposition transaction and determined the criteria for held-for-sale classification have been met, and the transaction represents a strategic shift where the Company is exiting the animal vaccine market and will focus on the human use vaccine market, which will have a major effect on the Company’s operations and financial results going forward. As such, the financial results of Tangshan Yian and the gain on disposition are reported within discontinued operations in the consolidated financial statements. The consolidated financial statements and amounts previously reported have been reclassified, as necessary, to conform to this presentation in accordance with ASC 205, Presentation of Financial Statements to allow for meaningful comparison of continuing operations. The Company received $926 (RMB 5.97 million) in January 2016 and the disposition transaction was completed in February 2016 as all other conditions have been fulfilled. The Company recognized gain on the disposition of $2,461 (net of tax of nil), which represents the excess of (a) the sum of (i) $2,016 (RMB 13 million) in consideration, consisting of $1,706 (RMB 11 million) in cash received and $310 (RMB 2 million) of cash to be received before December 2017, and (ii) Tangshan Yian’s $1,880 cumulative translation gain, which was reclassified to earnings, over (b) $1,435 net book value of Tangshan Yian upon the closing of the transaction.

Results of the discontinued operations are summarized as follows:

	For the year ended December 31,
	2016	2015	2014

Sales	$-	$112	$169
Cost of sales	-	406	1,017
Gross loss	-	(294)	(848)
Selling, general and administrative expenses	129	459	621
Research and development expenses	-	22	100
Total operating expenses	129	481	721
Operating loss	(129)	(775)	(1,569)
Other income	6	47	45
Loss from discontinued operations before gain on disposition and provision for income taxes	(123)	(728)	(1,524)
Gain on disposal of Tangshan Yian	2,461	-	-
Provision for income taxes	-	-	-
Income (loss) from discontinued operations, net of income tax	$2,338	$(728)	$(1,524)

Income from discontinued operations, net of income tax, for the year ended December 31, 2016 included the results of Tangshan Yian through the disposition date of February 28, 2016.

The following table summarizes the carrying amounts of the major classes of assets and liabilities held for sale in the consolidated balance sheets as of December 31, 2015:

December 31,
2015
Cash and cash equivalents	$143
Prepaid land lease payments	128
Property, plant and equipment	1,450
Other assets held for sale	76
Total assets held for sale	1,797

Accounts payable and accrued liabilities	217
Other liabilities held for sale	26
Total liabilities held for sale	$243